Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	BW LPG Ltd
Entity Central Index Key	0001649313
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false